SIGNIFICANT ACCOUNTING POLICIES (Details Narrative)	Dec. 31, 2023
Minimum [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	5 years
Maximum [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Useful Life	15 years